Document and Entity Information	3 Months Ended
Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Wishbone Pet Products Inc.
Entity Central Index Key	0001557668
Document Type	S-1
Document Period End Date	Jul 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jul. 31, 2012	Apr. 30, 2012
ASSETS
Cash	$ 12,530	$ 12,539
TOTAL ASSETS	12,530	12,539
LIABILITIES
Accounts payable	18,612	8,617
SHAREHOLDER’S EQUITY
Capital stock authorized: 200,000,000 common shares with a par value $0.001 Issued and outstanding: 3,500,000 common shares Capital stock	3,500	3,500
Additional paid-in capital	13,500	13,500
Deficit accumulated during the developmental stage	(23,082)	(13,078)
Total Stockholder's Equity	(6,082)	3,922
TOTAL LIABILITIES & SHAREHOLDER’S EQUITY	$ 12,530	$ 12,539

Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,500,000	3,500,000
Common stock, shares outstanding	3,500,000	3,500,000

Income Statements (USD $)	3 Months Ended		36 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
OPERATING EXPENSES
Professional fees	$ 9,995		$ 18,161
General & administrative expenses	9	139	4,926
TOTAL EXPENSES	10,004	139	23,087
OPERATING LOSS	(10,004)	(139)	(23,087)
OTHER INCOME
Interest income			5
NET INCOME/(LOSS)	$ (10,004)	$ (139)	$ (23,082)
Net loss per share, basic and diluted	$ (0.003)	$ 0
Weighted average common shares outstanding basic and diluted	3,500,000	3,500,000

Statement of Changes in Stockholder’s Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 29, 2009
Balance, shares at Jul. 29, 2009
Shares issued, shares	2,000,000
Shares issued	2,000			2,000
Net income/loss			(3,882)	(3,882)
Balance at Apr. 30, 2010	2,000		(3,882)	(1,882)
Balance, shares at Apr. 30, 2010	2,000,000
Shares issued, shares	1,500,000
Shares issued	1,500	13,500		13,500
Net income/loss			(3,996)	(3,996)
Balance at Apr. 30, 2011	3,500	13,500	(7,878)	9,122
Balance, shares at Apr. 30, 2011	3,500,000
Shares issued, shares
Shares issued
Net income/loss			(5,200)	(5,200)
Balance at Apr. 30, 2012	3,500	13,500	(13,078)	3,922
Balance, shares at Apr. 30, 2012	3,500,000
Shares issued, shares
Shares issued
Net income/loss			(10,004)	(10,004)
Balance at Jul. 31, 2012	$ 3,500	$ 13,500	$ (23,082)	$ (6,082)
Balance, shares at Jul. 31, 2012	3,500,000

Statement of Changes in Stockholder’s Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2010	Apr. 30, 2011
Statement of Stockholders' Equity [Abstract]
Common stock issued, price per share	$ 0.001	$ 0.001

Statements of Cash Flows (USD $)	3 Months Ended		36 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Statement of Cash Flows [Abstract]
Net income/(loss)	$ (10,004)	$ (139)	$ (23,082)
Changes in current assets and liabilities:
Accounts payable	9,995		18,612
Net cash used in operating activities	(9)	(139)	(4,470)
Cash Flows from Investing Activities
Net cash used in investing activities
Cash Flows from Financing Activities
Proceeds from the issuance of common stock			17,000
Net cash provided by financing activities			17,000
Net cash flows from operations	(9)	(139)	12,530
Cash and cash equivalents, beginning of period	12,539	13,039
Cash and cash equivalents, end of period	$ 12,530	$ 12,900	$ 12,530

Nature and Continuance of Operations	3 Months Ended
Jul. 31, 2012
Nature And Continuance Of Operations
Nature and Continuance of Operations

Note 1	Nature and Continuance of Operations

Wishbone Pet Products Inc. was incorporated in the State of Nevada on July 30, 2009. The Company has been in the development stage since its formation and has not realized any revenues from its planned operations. The Company is primarily engaged in the business of developing, manufacturing, marketing and selling dog waste removal devices.

The Company has chosen an April 30 fiscal year end.

Summary of Principal Accounting Policies	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Summary of Principal Accounting Policies

Note 3	Summary of Principal Accounting Policies

Basis of presentation

The accompanying financial statements are stated in US dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America.

Cash and cash equivalents

The Company considers all short-term highly liquid investments that are readily convertible to known amounts of cash and have original maturities of three months or less to be cash equivalents.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Income Taxes

The Company follows the guideline under ASC Topic 740 “Income Taxes which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Since the Company is in the developmental stage and has losses, no deferred tax asset or income taxes have been recorded in the financial statements.

Financial instruments

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities and their carrying values approximate fair value because of their short-term nature. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Development Stage Company

The Company has not earned any revenue from limited principal operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Entity” as set forth in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915. Among the disclosures required by ASC Topic 915 are that the Company’s financial statements be identified as those of a development stage company, and that the statements of earnings, retained earnings and stockholders’ equity and cash flows disclose activity since the date of the Company’s inception. All losses accumulated since inception has been considered as part of the Company’s development stage activities.

Fair value measurements

The Company follows the guidelines in ASC Topic 820 “Fair Value Measurements and Disclosures”. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

ASC Topic 820, in and of itself, does not require any fair value measurements. As at July 31, 2012, the Company did not have assets or liabilities subject to fair value measurement.

Loss per share

The Company reports basic loss per share in accordance with ASC Topic 260 “Earnings Per Share” (“EPS”). Basic loss per share is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. There are no potentially dilutive securities outstanding and therefore, diluted earnings per share on not presented. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value.

Concentration of credit risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars at a bank in the Switzerland that are not insured. The Company minimizes its credit risks associated with cash by periodically evaluating the credit quality of its primary financial institution.

Recently issued accounting pronouncements

The Company adopts new pronouncements relating to generally accepted accounting principles applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any pronouncement not yet effective but recently issued by the FASB (including its Emerging Issues Task Force), the AICPA or the SEC would, if adopted, have a material effect on the accompanying financial statements.

Common stock	3 Months Ended
Jul. 31, 2012
Equity [Abstract]
Common stock

Note 4	Common stock

On January 5, 2010, the Company authorized issuance of 2,000,000 restricted common stock, at a unit price of $0.001 per share, as part of a Section 4(2) subscription to the directors of the Company. Total proceeds were $2,000.

During the year ended April 30, 2011, the Company received an aggregate $15,000 for the issuance of 1,500,000 restricted common stock at a price of $0.01 per share.

Subsequent Events	3 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 5	Subsequent events
There are no subsequent events to report.

Summary of Principal Accounting Policies (Policies)	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying financial statements are stated in US dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America.
Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term highly liquid investments that are readily convertible to known amounts of cash and have original maturities of three months or less to be cash equivalents.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company follows the guideline under ASC Topic 740 “Income Taxes which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Since the Company is in the developmental stage and has losses, no deferred tax asset or income taxes have been recorded in the financial statements.

Financial instruments

Financial instruments

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities and their carrying values approximate fair value because of their short-term nature. Management is of the opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Development Stage Company

Development Stage Company

The Company has not earned any revenue from limited principal operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Entity” as set forth in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915. Among the disclosures required by ASC Topic 915 are that the Company’s financial statements be identified as those of a development stage company, and that the statements of earnings, retained earnings and stockholders’ equity and cash flows disclose activity since the date of the Company’s inception. All losses accumulated since inception has been considered as part of the Company’s development stage activities.

Fair value measurements

Fair value measurements

The Company follows the guidelines in ASC Topic 820 “Fair Value Measurements and Disclosures”. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

ASC Topic 820, in and of itself, does not require any fair value measurements. As at July 31, 2012, the Company did not have assets or liabilities subject to fair value measurement.

Loss per share

Loss per share

The Company reports basic loss per share in accordance with ASC Topic 260 “Earnings Per Share” (“EPS”). Basic loss per share is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. There are no potentially dilutive securities outstanding and therefore, diluted earnings per share on not presented. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value.

Concentration of credit risk

Concentration of credit risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars at a bank in the Switzerland that are not insured. The Company minimizes its credit risks associated with cash by periodically evaluating the credit quality of its primary financial institution.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company adopts new pronouncements relating to generally accepted accounting principles applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any pronouncement not yet effective but recently issued by the FASB (including its Emerging Issues Task Force), the AICPA or the SEC would, if adopted, have a material effect on the accompanying financial statements.

Basis of Presentation – Going Concern Uncertainties (Details Narrative) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit from inception	$ 23,082	$ 13,078

Common stock (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Jan. 05, 2010	Apr. 30, 2011	Jul. 31, 2012	Apr. 30, 2012
Equity [Abstract]
Common stock, authorized issuance	2,000,000	1,500,000
Restricted Common Stock, unit price	$ 0.001	$ 0.01	$ 0.001	$ 0.001
Proceeds from issuance of restricted stock	$ 2,000	$ 15,000